PIMCO Funds

Supplement Dated April 11, 2007 to the

Strategic Markets Funds Institutional and Administrative Class Prospectus

dated October 1, 2006

Disclosure Relating to the CommodityRealReturn Strategy Fund®

The investment strategy disclosure for the CommodityRealReturn Strategy Fund® under the heading “Principal Investments and Strategies” on page 11 is replaced in its entirety as follows:

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). These commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Fund may also gain exposure to commodity markets by investing in the Subsidiary. The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices. Additionally, the Fund or the Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. The Fund’s or the Subsidiary’s investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may also over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund’ s net assets.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may concentrate its assets in particular sectors of the commodities market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

Under the “Principal Risks” sections on pages 5 and 8, “Subsidiary Risk” is added as a principal risk of investing in the Underlying Funds, and consequently the All Asset and All Asset All Authority Funds, respectively.

Under the “Principal Risks” section on page 11, “Emerging Markets Risk,” “High Yield Risk” and “Subsidiary Risk” are added as principal risks of the CommodityRealReturn Strategy Fund®.

The following is inserted at the end of the section entitled “Summary of Principal Risks — Commodity Risk:”

The CommodityRealReturn Strategy Fund® may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors.

In the section entitled “Summary of Principal Risks — Leveraging Risk,” the following is inserted after the fourth sentence:

The CommodityRealReturn Strategy Fund’s Subsidiary will comply with these asset segregation or “earmarking” requirements to the same extent as the Fund.

The “Summary of Principal Risks — Management Risk” section is replaced in its entirety with the following:

The Funds and the CommodityRealReturn Strategy Fund’s Subsidiary are subject to management risk because they are actively managed investment portfolios. PIMCO and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds and the Subsidiary, but there can be no guarantee that these will produce the desired results. Because the Fundamental IndexPLUS™ and Fundamental IndexPLUS™ TR Funds invest in derivatives that are linked to Enhanced RAFI™ 1000, they will be subject to the risks associated with the management of Enhanced RAFI™ 1000 by the sub-adviser to such Funds.

The “Summary of Principal Risks — Tax Risk” section is replaced in its entirety with the following:

The CommodityRealReturn Strategy Fund® gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. The Fund may also gain exposure indirectly to commodity markets by investing in its Subsidiary, which invests primarily in commodity-linked derivative instruments. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income.

As more fully described below under “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®,” the Internal Revenue Service (the “IRS”) issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has issued a private letter ruling to the Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Fund in which the IRS specifically concluded that income derived from the Fund’s investment in its Subsidiary will also constitute qualifying income to the Fund.

Based on such rulings, the Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary. The use of commodity index-linked notes and investments in the Subsidiary involve specific risks. See “Characteristics and Risks of Securities and Investment Techniques—Derivatives—A Note on the CommodityRealReturn Strategy Fund®” below for further information regarding commodity index-linked notes, including the risks associated with these instruments. In addition, see “Characteristics and Risks of Securities and Investment Techniques—Investments in Wholly-Owned Subsidiary” below for further information regarding the Subsidiary, including the risks associated with investing in the Subsidiary.

Immediately following the “Tax Risk” disclosure in the “Summary of Principal Risks” section, the following risk disclosure is added:

Subsidiary Risk	By investing in the Subsidiary, the CommodityRealReturn Strategy Fund® is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund.

The following is inserted at the end of the first paragraph in the section entitled “Management of the Funds—Investment Adviser and Administrator:”

PIMCO also serves as the investment adviser for the CommodityRealReturn Strategy Fund’s Subsidiary.

The following is inserted, as a separate paragraph, at the end of the section entitled “Management of the Funds—Advisory Fees”:

As discussed in its “Principal Investments and Strategies” section, the CommodityRealReturn Strategy Fund® may pursue its investment objective by investing in the Subsidiary. The Subsidiary has entered into a separate contract with PIMCO whereby PIMCO provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively. PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the CommodityRealReturn Strategy Fund® in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

The disclosure under the heading “A Note on the CommodityRealReturn Strategy Fund®” in the “Tax Consequences” section is replaced in its entirety with the following:

A Note on the CommodityRealReturn Strategy Fund®. One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. As such, the Fund’s ability to utilize commodity-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income.

However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has also issued a private letter ruling to the Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Fund in which the IRS specifically concluded that income derived from the Fund’s investment in its Subsidiary will also constitute qualifying income to the Fund, even if the Subsidiary itself owns commodity-linked swaps. Based on such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary.

The following is inserted, as a separate paragraph, after the second paragraph under the section entitled “Characteristics and Risks of Securities and Investment Techniques”:

Because the CommodityRealReturn Strategy Fund® may invest a portion of its assets in the Subsidiary, which may hold some of the investments described in this prospectus, the Fund may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. However, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. Similarly, to the extent that the Fund is required to segregate or “earmark” assets in connection with an investment in a particular security, the Subsidiary will comply with these asset segregation or “earmarking” requirements to the same extent as the Fund.

The section entitled “Characteristics and Risks of Securities and Investment Techniques – Derivatives — A Note on the CommodityRealReturn Strategy Fund®,” is replaced in its entirety with the following:

A Note on the CommodityRealReturn Strategy Fund®. In light of certain revenue rulings and private letter rulings issued to the CommodityRealReturn Strategy Fund® by the IRS, as discussed above under “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®,” the Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in its Subsidiary (as discussed below). The Fund may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities and commodities futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity, commodity futures contract, subset of commodities, subset of commodities futures contracts or commodity index.

These notes expose the Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

The Fund may also invest in other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract, a subset of commodities, a subset of commodities futures contracts or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

As described below under “Characteristics and Risks of Securities and Investment Techniques—Investments in Wholly-Owned Subsidiary,” the Fund may gain exposure to commodity markets by investing in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The IRS issued a revenue ruling that limits the extent to which the Fund may invest directly in commodity-linked swaps or certain other commodity-linked derivatives. The Subsidiary, on the other hand, may invest in these commodity-linked derivatives without limitation. See “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®,” above for further information.

The following is inserted into the section entitled “Characteristics and Risks of Securities and Investment Techniques” immediately prior to the subsection entitled “Characteristics and Risks of Securities and Investment Techniques—Real Estate Investment Trusts”:

Investments in the Wholly-Owned Subsidiary	Investments in the Subsidiary are expected to provide the CommodityRealReturn Strategy Fund® with exposure to the commodity markets within the limitations of the Subchapter M of the Code and recent IRS revenue rulings, as discussed above under “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®.”

It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the Fund may enter into these commodity-linked derivative instruments directly, the Fund will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. To the extent that PIMCO believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity index-linked notes, the Fund’s investment in the Subsidiary will likely increase. The Subsidiary will also invest in inflation-indexed securities and other Fixed Income Instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives position. To the extent that the CommodityRealReturn Strategy Fund® invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus.

While the Subsidiary may be considered similar to an investment company, it is not registered under the 1940 Act and, unless otherwise noted in the prospectus, is not subject to all of the investor protections of the 1940 Act. However, in managing the Subsidiary, PIMCO will be subject to the same fundamental, non-fundamental and certain other investment restrictions that apply to the management of the Fund. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund.

In the section entitled “Characteristics and Risks of Securities and Investment Techniques—Investments in Other Investment Companies,” the following is inserted after the third sentence of the first paragraph:

The limitation in the foregoing sentence shall not apply to the CommodityRealReturn Strategy Fund’s investment in the Subsidiary.

The following is inserted, as a separate paragraph, at the end of the section entitled “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities”:

The CommodityRealReturn Strategy Fund’s Subsidiary will also limit its investment in illiquid securities to 15% of its net assets. Furthermore, in applying the illiquid securities restriction to the CommodityRealReturn Strategy Fund®, the Fund’s investment in the Subsidiary is considered to be liquid.

PIMCO Funds

Supplement Dated April 11, 2007 to the

Real Return Strategy, Equity-Related & Asset Allocation Funds

Class A, B and C Prospectus

dated October 1, 2006

Disclosure Relating to the CommodityRealReturn Strategy Fund®

The investment strategy disclosure for the CommodityRealReturn Strategy Fund® under the heading “Principal Investments and Strategies” on page 12 is replaced in its entirety as follows:

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). These commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Fund may also gain exposure to commodity markets by investing in the Subsidiary. The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices. Additionally, the Fund or the Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. The Fund’s or the Subsidiary’s investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may also over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund’ s net assets.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may concentrate its assets in particular sectors of the commodities market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

Under the “Principal Risks” sections on pages 5 and 9, “Subsidiary Risk” is added as a principal risk of investing in the Underlying Funds, and consequently the All Asset and All Asset All Authority Funds, respectively.

Under the “Principal Risks” section on page 12, “Emerging Markets Risk,” “High Yield Risk” and “Subsidiary Risk” are added as principal risks of the CommodityRealReturn Strategy Fund®.

The following is inserted at the end of the section entitled “Summary of Principal Risks — Commodity Risk:”

The CommodityRealReturn Strategy Fund® may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors.

In the section entitled “Summary of Principal Risks — Leveraging Risk,” the following is inserted after the fourth sentence:

The CommodityRealReturn Strategy Fund’s Subsidiary will comply with these asset segregation or “earmarking” requirements to the same extent as the Fund.

The “Summary of Principal Risks — Management Risk” section is replaced in its entirety with the following:

The Funds and the CommodityRealReturn Strategy Fund’s Subsidiary are subject to management risk because they are actively managed investment portfolios. PIMCO and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds and the Subsidiary, but there can be no guarantee that these will produce the desired results. Because the Fundamental IndexPLUS™ Fund, an Underlying Fund, and the Fundamental IndexPLUS™ TR Fund invest in derivatives that are linked to Enhanced RAFI™ 1000, they will be subject to the risks associated with the management of Enhanced RAFI™ 1000 by the sub-adviser to such Underlying Fund and Fund.

The “Summary of Principal Risks — Tax Risk” section is replaced in its entirety with the following:

The CommodityRealReturn Strategy Fund® gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. The Fund may also gain exposure indirectly to commodity markets by investing in its Subsidiary, which invests primarily in commodity-linked derivative instruments. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income.

As more fully described below under “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®,” the Internal Revenue Service (the “IRS”) issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has issued a private letter ruling to the Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Fund in which the IRS specifically concluded that income derived from the Fund’s investment in its Subsidiary will also constitute qualifying income to the Fund.

Based on such rulings, the Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary. The use of commodity index-linked notes and investments in the Subsidiary involve specific risks. See “Characteristics and Risks of Securities and Investment Techniques—Derivatives—A Note on the CommodityRealReturn Strategy Fund®” below for further information regarding commodity index-linked notes, including the risks associated with these instruments. In addition, see “Characteristics and Risks of Securities and Investment Techniques—Investments in Wholly-Owned Subsidiary” below for further information regarding the Subsidiary, including the risks associated with investing in the Subsidiary.

Immediately following the “Tax Risk” disclosure in the “Summary of Principal Risks” section, the following risk disclosure is added:

Subsidiary Risk	By investing in the Subsidiary, the CommodityRealReturn Strategy Fund® is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund.

The following is inserted at the end of the first paragraph in the section entitled “Management of the Funds—Investment Adviser and Administrator”:

PIMCO also serves as the investment adviser for the CommodityRealReturn Strategy Fund’s Subsidiary.

The following is inserted, as a separate paragraph, at the end of the section entitled “Management of the Funds—Advisory Fees”:

As discussed in its “Principal Investments and Strategies” section, the CommodityRealReturn Strategy Fund® may pursue its investment objective by investing in the Subsidiary. The Subsidiary has entered into a separate contract with PIMCO whereby PIMCO provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively. PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the CommodityRealReturn Strategy Fund® in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

The disclosure under the heading “A Note on the CommodityRealReturn Strategy Fund®” in the “Tax Consequences” section is replaced in its entirety with the following:

A Note on the CommodityRealReturn Strategy Fund®. One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. As such, the Fund’s ability to utilize commodity-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income.

However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has also issued a private letter ruling to the Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Fund in which the IRS specifically concluded that income derived from the Fund’s investment in its Subsidiary will also constitute qualifying income to the Fund, even if the Subsidiary itself owns commodity-linked swaps. Based on such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary.

The following is inserted, as a separate paragraph, after the second paragraph under the section entitled “Characteristics and Risks of Securities and Investment Techniques—Securities Selection”:

Because the CommodityRealReturn Strategy Fund® may invest a portion of its assets in the Subsidiary, which may hold some of the investments described in this prospectus, the Fund may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. However, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. Similarly, to the extent that the Fund is required to segregate or “earmark” assets in connection with an investment in a particular security, the Subsidiary will comply with these asset segregation or “earmarking” requirements to the same extent as the Fund.

The section entitled “Characteristics and Risks of Securities and Investment Techniques – Derivatives — A Note on the CommodityRealReturn Strategy Fund®,” is replaced in its entirety with the following:

A Note on the CommodityRealReturn Strategy Fund®. In light of certain revenue rulings and private letter rulings issued to the CommodityRealReturn Strategy Fund® by the IRS, as discussed above under “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®,” the Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in its Subsidiary (as discussed below). The Fund may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities and commodities futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity, commodity futures contract, subset of commodities, subset of commodities futures contracts or commodity index.

These notes expose the Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

The Fund may also invest in other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract, a subset of commodities, a subset of commodities futures contracts or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

As described below under “Characteristics and Risks of Securities and Investment Techniques—Investments in Wholly-Owned Subsidiary,” the Fund may gain exposure to commodity markets by investing in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The IRS issued a revenue ruling that limits the extent to which the Fund may invest directly in commodity-linked swaps or certain other commodity-linked derivatives. The Subsidiary, on the other hand, may invest in these commodity-linked derivatives without limitation. See “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®,” above for further information.

The following is inserted into the section entitled “Characteristics and Risks of Securities and Investment Techniques” immediately prior to the subsection entitled “Characteristics and Risks of Securities and Investment Techniques—Real Estate Investment Trusts (REITs)”:

Investments in the Wholly- Owned Subsidiary	Investments in the Subsidiary are expected to provide the CommodityRealReturn Strategy Fund® with exposure to the commodity markets within the limitations of the Subchapter M of the Code and recent IRS revenue rulings, as discussed above under “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®.”

It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the Fund may enter into these commodity-linked derivative instruments directly, the Fund will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. To the extent that PIMCO believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity index-linked notes, the Fund’s investment in the Subsidiary will likely increase. The Subsidiary will also invest in inflation-indexed securities and other Fixed Income Instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives position. To the extent that the CommodityRealReturn Strategy Fund® invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus.

While the Subsidiary may be considered similar to an investment company, it is not registered under the 1940 Act and, unless otherwise noted in the prospectus, is not subject to all of the investor protections of the 1940 Act. However, in managing the Subsidiary, PIMCO will be subject to the same fundamental, non-fundamental and certain other investment restrictions that apply to the management of the Fund. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund.

In the section entitled “Characteristics and Risks of Securities and Investment Techniques—Investments in Other Investment Companies,” the following is inserted after the third sentence of the first paragraph:

The limitation in the foregoing sentence shall not apply to the CommodityRealReturn Strategy Fund’s investment in the Subsidiary.

The following is inserted, as a separate paragraph, at the end of the section entitled “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities”:

The CommodityRealReturn Strategy Fund’s Subsidiary will also limit its investment in illiquid securities to 15% of its net assets. Furthermore, in applying the illiquid securities restriction to the CommodityRealReturn Strategy Fund®, the Fund’s investment in the Subsidiary is considered to be liquid.

PIMCO Funds

Supplement Dated April 11, 2007 to the

Real Return Strategy, Equity-Related & Asset Allocation Funds

Class D Prospectus dated October 1, 2006

Disclosure Relating to the CommodityRealReturn Strategy Fund®

The investment strategy disclosure for the CommodityRealReturn Strategy Fund® under the heading “Principal Investments and Strategies” on page 12 is replaced in its entirety as follows:

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). These commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Fund may also gain exposure to commodity markets by investing in the Subsidiary. The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices. Additionally, the Fund or the Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. The Fund’s or the Subsidiary’s investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may also over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund’ s net assets.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may concentrate its assets in particular sectors of the commodities market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

Under the “Principal Risks” sections on pages 5 and 9, “Subsidiary Risk” is added as a principal risk of investing in the Underlying Funds, and consequently the All Asset and All Asset All Authority Funds, respectively.

Under the “Principal Risks” section on page 12, “Emerging Markets Risk,” “High Yield Risk” and “Subsidiary Risk” are added as principal risks of the CommodityRealReturn Strategy Fund®.

The following is inserted at the end of the section entitled “Summary of Principal Risks — Commodity Risk:”

The CommodityRealReturn Strategy Fund® may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors.

In the section entitled “Summary of Principal Risks — Leveraging Risk,” the following is inserted after the fourth sentence:

The CommodityRealReturn Strategy Fund’s Subsidiary will comply with these asset segregation or “earmarking” requirements to the same extent as the Fund.

The “Summary of Principal Risks — Management Risk” section is replaced in its entirety with the following:

The Funds and the CommodityRealReturn Strategy Fund’s Subsidiary are subject to management risk because they are actively managed investment portfolios. PIMCO and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds and the Subsidiary, but there can be no guarantee that these will produce the desired results. Because the Fundamental IndexPLUS™ Fund, an Underlying Fund, and the Fundamental IndexPLUS™ TR Fund invest in derivatives that are linked to Enhanced RAFI™ 1000, they will be subject to the risks associated with the management of Enhanced RAFI™ 1000 by the sub-adviser to such Underlying Fund and Fund.

The “Summary of Principal Risks — Tax Risk” section is replaced in its entirety with the following:

The CommodityRealReturn Strategy Fund® gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. The Fund may also gain exposure indirectly to commodity markets by investing in its Subsidiary, which invests primarily in commodity-linked derivative instruments. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income.

As more fully described below under “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®,” the Internal Revenue Service (the “IRS”) issued a revenue ruling which holds that income derived from

12

commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has issued a private letter ruling to the Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Fund in which the IRS specifically concluded that income derived from the Fund’s investment in its Subsidiary will also constitute qualifying income to the Fund.

Based on such rulings, the Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary. The use of commodity index-linked notes and investments in the Subsidiary involve specific risks. See “Characteristics and Risks of Securities and Investment Techniques—Derivatives—A Note on the CommodityRealReturn Strategy Fund®” below for further information regarding commodity index-linked notes, including the risks associated with these instruments. In addition, see “Characteristics and Risks of Securities and Investment Techniques—Investments in Wholly-Owned Subsidiary” below for further information regarding the Subsidiary, including the risks associated with investing in the Subsidiary.

Immediately following the “Tax Risk” disclosure in the “Summary of Principal Risks” section, the following risk disclosure is added:

Subsidiary Risk	By investing in the Subsidiary, the CommodityRealReturn Strategy Fund® is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund.

The following is inserted at the end of the first paragraph in the section entitled “Management of the Funds—Investment Adviser and Administrator:”

PIMCO also serves as the investment adviser for the CommodityRealReturn Strategy Fund’s Subsidiary.

The following is inserted, as a separate paragraph, at the end of the section entitled “Management of the Funds—Advisory Fees”:

As discussed in its “Principal Investments and Strategies” section, the CommodityRealReturn Strategy Fund® may pursue its investment objective by investing in the Subsidiary. The Subsidiary has entered into a separate contract with PIMCO whereby PIMCO provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively. PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the CommodityRealReturn Strategy Fund® in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

The disclosure under the heading “A Note on the CommodityRealReturn Strategy Fund®” in the “Tax Consequences” section is replaced in its entirety with the following:

A Note on the CommodityRealReturn Strategy Fund®. One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. As such, the Fund’s ability to utilize commodity-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income.

However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has also issued a private letter ruling to the Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Fund in which the IRS specifically concluded that income derived from the Fund’s investment in its Subsidiary will also constitute qualifying income to the Fund, even if the Subsidiary itself owns commodity-linked swaps. Based on such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary.

The following is inserted, as a separate paragraph, after the second paragraph under the section entitled “Characteristics and Risks of Securities and Investment Techniques”:

Because the CommodityRealReturn Strategy Fund® may invest a portion of its assets in the Subsidiary, which may hold some of the investments described in this prospectus, the Fund may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. However, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. Similarly, to the extent that the Fund is required to segregate or “earmark” assets in connection with an investment in a particular security, the Subsidiary will comply with these asset segregation or “earmarking” requirements to the same extent as the Fund.

The section entitled “Characteristics and Risks of Securities and Investment Techniques – Derivatives — A Note on the CommodityRealReturn Strategy Fund®,” is replaced in its entirety with the following:

A Note on the CommodityRealReturn Strategy Fund®. In light of certain revenue rulings and private letter rulings issued to the CommodityRealReturn Strategy Fund® by the IRS, as discussed above under “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®,” the Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in its Subsidiary (as discussed below). The Fund may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities and commodities futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity, commodity futures contract, subset of commodities, subset of commodities futures contracts or commodity index.

These notes expose the Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

The Fund may also invest in other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract, a subset of commodities, a subset of commodities futures contracts or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

As described below under “Characteristics and Risks of Securities and Investment Techniques—Investments in Wholly-Owned Subsidiary,” the Fund may gain exposure to commodity markets by investing in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The IRS issued a revenue ruling that limits the extent to which the Fund may invest directly in commodity-linked swaps or certain other commodity-linked derivatives. The Subsidiary, on the other hand, may invest in these commodity-linked derivatives without limitation. See “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®,” above for further information.

The following is inserted into the section entitled “Characteristics and Risks of Securities and Investment Techniques” immediately prior to the subsection entitled “Characteristics and Risks of Securities and Investment Techniques—Real Estate Investment Trusts (REITs)”:

Investments in the Wholly-Owned Subsidiary	Investments in the Subsidiary are expected to provide the CommodityRealReturn Strategy Fund® with exposure to the commodity markets within the limitations of the Subchapter M of the Code and recent IRS revenue rulings, as discussed above under “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®.”

It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the Fund may enter into these commodity-linked derivative instruments directly, the Fund will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. To the extent that PIMCO believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity index-linked notes, the Fund’s investment in the Subsidiary will likely increase. The Subsidiary will also invest in inflation-indexed securities and other Fixed Income Instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives position. To the extent that the CommodityRealReturn Strategy Fund® invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus.

While the Subsidiary may be considered similar to an investment company, it is not registered under the 1940 Act and, unless otherwise noted in the prospectus, is not subject to all of the investor protections of the 1940 Act. However, in managing the Subsidiary, PIMCO will be subject to the same fundamental, non-fundamental and certain other investment restrictions that apply to the management of the Fund. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund.

In the section entitled “Characteristics and Risks of Securities and Investment Techniques—Investments in Other Investment Companies,” the following is inserted after the third sentence of the first paragraph:

The limitation in the foregoing sentence shall not apply to the CommodityRealReturn Strategy Fund’s investment in the Subsidiary.

The following is inserted, as a separate paragraph, at the end of the section entitled “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities”:

The CommodityRealReturn Strategy Fund’s Subsidiary will also limit its investment in illiquid securities to 15% of its net assets. Furthermore, in applying the illiquid securities restriction to the CommodityRealReturn Strategy Fund®, the Fund’s investment in the Subsidiary is considered to be liquid.

PIMCO Funds

Supplement Dated April 11, 2007 to the

Prospectus for Class R Shares

dated October 1, 2006

Disclosure Relating to the CommodityRealReturn Strategy Fund®, an Underlying Fund

Under the “Principal Risks” sections on page 7, “Subsidiary Risk” is added as a principal risk of investing in the Underlying Funds, and consequently the All Asset Fund.

The following is inserted at the end of the section entitled “Summary of Principal Risks — Commodity Risk:”

To the extent that an Underlying Fund concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products), the Underlying Fund may be more susceptible to risks associated with those sectors.

The “Summary of Principal Risks — Tax Risk” section is replaced in its entirety with the following:

The CommodityRealReturn Strategy Fund®, an Underlying Fund in which the All Asset Fund may invest, gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. The Underlying Fund may also gain exposure indirectly to commodity markets by investing in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Underlying Fund organized under the laws of the Cayman Islands (the “Subsidiary”), which invests primarily in commodity-linked derivative instruments. In order for the Underlying Fund to qualify as a regulated investment company under Subchapter M of the Code, the Underlying Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income.

As more fully described below under “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®,” the Internal Revenue Service (the “IRS”) issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has issued a private letter ruling to the Underlying Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Underlying Fund in which the IRS specifically concluded that income derived from the Underlying Fund’s investment in its Subsidiary will also constitute qualifying income to the Underlying Fund.

Based on such rulings, the Underlying Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary. The use of commodity index-linked notes and investments in the Subsidiary involve specific risks. See “Characteristics and Risks of Securities and Investment Techniques—Derivatives—A Note on the CommodityRealReturn Strategy Fund®” below for further information regarding commodity index-linked notes, including the risks associated with these instruments. In addition, see “Characteristics and Risks of Securities and Investment Techniques—Investments in Wholly-Owned Subsidiary” below for further information regarding the Subsidiary, including the risks associated with investing in the Subsidiary.

Immediately following the “Tax Risk” disclosure in the “Summary of Principal Risks” section, the following risk disclosure is added:

Subsidiary Risk	By investing in the Subsidiary, the CommodityRealReturn Strategy Fund®, an Underlying Fund in which the All Asset Fund may invest, is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Underlying Fund and are subject to the same risks that apply to similar investments if held directly by the Underlying Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Underlying Fund as well as the All Asset Fund (to the extent the All Asset Fund invests in the Underlying Fund).

The disclosure under the heading “A Note on the CommodityRealReturn Strategy Fund®” in the “Tax Consequences” section is replaced in its entirety with the following:

A Note on the CommodityRealReturn Strategy Fund®. The CommodityRealReturn Strategy Fund® is an Underlying Fund in which the All Asset Fund may invest. One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Underlying Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. As such, the Underlying Fund’s ability to utilize commodity-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income.

However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has also issued a private letter ruling to the Underlying Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Underlying Fund in which the IRS specifically concluded that income derived from the Underlying Fund’s investment in its Subsidiary will also constitute qualifying income to the Underlying Fund, even if the Subsidiary itself owns commodity-linked swaps. Based on such rulings, the Underlying Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary.

The following is inserted, as a separate paragraph, after the second paragraph under the section entitled “Characteristics and Risks of Securities and Investment Techniques:”

Because the CommodityRealReturn Strategy Fund®, an Underlying Fund, may invest a portion of its assets in the Subsidiary, which may hold some of the investments described in this prospectus, the Underlying Fund, and to the extent the All Asset Fund invests in the Underlying Fund, the All Asset Fund, may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Underlying Fund. However, the Subsidiary (unlike the Underlying Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. Similarly, to the extent that the Underlying Fund is required to segregate or “earmark” assets in connection with an investment in a particular security, the Subsidiary will comply with these asset segregation or “earmarking” requirements to the same extent as the Underlying Fund.

The section entitled “Characteristics and Risks of Securities and Investment Techniques—A Note on the CommodityRealReturn Strategy Fund®,” is replaced in its entirety with the following:

A Note on the CommodityRealReturn Strategy Fund®. The CommodityRealReturn Strategy Fund® is an Underlying Fund in which the All Asset Fund may invest. In light of certain revenue rulings and private letter rulings issued to the CommodityRealReturn Strategy Fund® by the IRS, as discussed above under “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®,” the Underlying Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in its Subsidiary (as discussed below). The Underlying Fund may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities and commodities futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity, commodity futures contract, subset of commodities, subset of commodities futures contracts or commodity index.

These notes expose the Underlying Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Underlying Fund may receive more or less principal than it originally invested. The Underlying Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

The Underlying Fund may also invest in other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract, a subset of commodities, a subset of commodities futures contracts or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

As described below under “Characteristics and Risks of Securities and Investment Techniques—Investments in Wholly-Owned Subsidiary,” the Underlying Fund may gain exposure to commodity markets by investing in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The IRS issued a revenue ruling that limits the extent to which the Underlying Fund may invest directly in commodity-linked swaps or certain other commodity-linked derivatives. The Subsidiary, on the other hand, may invest in these commodity-linked derivatives without limitation. See “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®,” above for further information.

The following is inserted into the section entitled “Characteristics and Risks of Securities and Investment Techniques” immediately prior to the subsection entitled “Characteristics and Risks of Securities and Investment Techniques—Real Estate Investment Trusts:”

Investments in the Wholly-Owned Subsidiary	Investments in the Subsidiary by the CommodityRealReturn Strategy Fund®, an Underlying Fund, are expected to provide the Underlying Fund with exposure to the commodity markets within the limitations of the Subchapter M of the Code and recent IRS revenue rulings, as discussed above under “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®.”

It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the Underlying Fund may enter into these commodity-linked derivative instruments directly, the Fund will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. To the extent that PIMCO believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity index-linked notes, the Underlying Fund’s investment in the Subsidiary will likely increase. The Subsidiary will also invest in inflation-indexed securities and other Fixed Income Instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives position. To the extent that the Underlying Fund invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus.

While the Subsidiary may be considered similar to an investment company, it is not registered under the 1940 Act and, unless otherwise noted in the prospectus, is not subject to all of the investor protections of the 1940 Act. However, in managing the Subsidiary, PIMCO will be subject to the same fundamental, non-fundamental and certain other investment restrictions that apply to the management of the Underlying Fund. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Underlying Fund as well as the All Asset Fund (to the extent the All Asset Fund invests in the Underlying Fund).

PIMCO Funds

Supplement Dated April 11, 2007 to the

Statement of Additional Information

dated December 28, 2006

Disclosure Relating to the CommodityRealReturn Strategy Fund®

Under the section entitled “Investment Objectives and Policies,” the following is inserted after the second paragraph:

The CommodityRealReturn Strategy Fund® may pursue its investment objective by investing in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by PIMCO, and has the same investment objective and will be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. With respect to its investments in certain securities that involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Fund. See below “Investment Objectives and Policies—Investments in the Wholly-Owned Subsidiary” for a more detailed discussion of the Fund’s Subsidiary.

Under the section entitled “Investment Objectives and Policies—Illiquid Securities,” the following is inserted after the second paragraph:

The CommodityRealReturn Strategy Fund’s Subsidiary will also limit its investment in illiquid securities to 15% of its net assets. Furthermore, in applying the illiquid securities restriction to the CommodityRealReturn Strategy Fund®, the Fund’s investment in the Subsidiary is considered to be liquid.

The following is inserted at the end of the “Investment Objectives and Policies” section:

Investments in the Wholly-Owned Subsidiary

Investments in the Subsidiary are expected to provide the CommodityRealReturn Strategy Fund® with exposure to the commodity markets within the limitations of the Subchapter M of the Internal Revenue Code and recent IRS revenue rulings, as discussed below under “Taxation.” The Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors.

It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the Fund may enter into these commodity-linked derivative instruments directly, the Fund will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. To the extent that PIMCO believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market then commodity index-linked notes, the Fund’s investment in the Subsidiary will likely increase. The Subsidiary will also invest in inflation-indexed securities and other Fixed Income Instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives position. To the extent that the Fund invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus.

While the Subsidiary may be considered similar to an investment company, it is not registered under the 1940 Act and, unless otherwise noted in the applicable Prospectuses and this Statement of Additional Information, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. However, in managing the Subsidiary, PIMCO will be subject to the same fundamental, non-fundamental and certain other investment restrictions that apply to the management of the Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the applicable Prospectuses and this Statement of Additional Information and could negatively affect the Fund and its shareholders.

At the end of the section entitled “Investment Restrictions—Non-Fundamental Investment Restrictions” on page 52, the following sentence is inserted:

The CommodityRealReturn Strategy Fund’s Subsidiary will also follow the Fund’s fundamental and non-fundamental investment restrictions, described above, with respect to its investments.

Under the section entitled “Management of the Trust—Advisory Agreement,” the following paragraph is inserted after the third paragraph:

As discussed in “Investment Objectives and Policies” above, the CommodityRealReturn Strategy Fund® may pursue its investment objective by investing in its Subsidiary. The Subsidiary has entered into a separate contract with PIMCO whereby PIMCO provides investment advisory and other services to the Subsidiary (the “Subsidiary Advisory Contract”). In consideration of these services, the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively. PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the CommodityRealReturn Strategy Fund® in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO, and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

The Subsidiary Advisory Contract will continue in effect until terminated. The Subsidiary Contract is terminable by either party, without penalty, on 60 days’ prior written notice, and shall terminate automatically in the event (i) it is “assigned” by PIMCO (as defined in the Investment Advisers Act of 1940, as amended); or (ii) the Advisory Contract between the Trust, acting for and on behalf of the CommodityRealReturn Strategy Fund®, and PIMCO is terminated.

Under the section entitled “Taxation,” the fourth, fifth and sixth paragraphs are deleted in their entirety.

The following is inserted after the third paragraph in the section entitled “Taxation:”

As described in the applicable Prospectuses, the CommodityRealReturn Strategy Fund® may gain exposure to the commodities markets through investments in commodity-linked derivative instruments. On December 16, 2005, the Internal Revenue Service (“IRS”) issued Revenue Ruling 2006-01, which held that income derived from commodity-linked swaps would not be qualifying income. As such, the Fund’s ability to utilize commodity-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income.

A subsequent revenue ruling, Revenue Ruling 2006-31, clarified the holding of Revenue Ruling 2006-01 by providing that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Internal Revenue Code. The IRS has also issued a private letter ruling to the Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. Based on such ruling, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Subsidiary (as discussed below).

As discussed in “Investment Objectives and Policies—Investments in the Wholly-Owned Subsidiary,” the Fund intends to invest a portion of its assets in the Subsidiary, which will be classified as a corporation for U.S. federal income tax purposes. The IRS has also issued another private ruling to the Fund in which the IRS specifically concluded that income derived from the Fund’s investment in the Subsidiary will also be qualifying income to the Fund.

A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. It is not expected that the Subsidiary will derive income subject to such withholding tax.

The Subsidiary will be treated as a controlled foreign corporation (“CFC”) and the Fund will be treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income will be “subpart F income.” The Fund’s recognition of the Subsidiary’s “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset income earned by the Fund.